Subsequent Events (Details) R / shares in Units, R in Millions, $ in Millions													12 Months Ended
	Oct. 29, 2025 ZAR (R)	Oct. 29, 2025 USD ($)	Oct. 28, 2025 ZAR (R)	Oct. 28, 2025 USD ($)	Oct. 22, 2025 ZAR (R)	Oct. 22, 2025 USD ($)	Oct. 13, 2025 R / shares	Aug. 27, 2025 R / shares	Apr. 14, 2025 R / shares	Oct. 14, 2024 R / shares	Apr. 15, 2024 R / shares	Oct. 16, 2023 R / shares	Jun. 30, 2025 ZAR (R) R / shares	Jun. 30, 2024 ZAR (R) R / shares	Jun. 30, 2023 ZAR (R) R / shares	Oct. 23, 2025 ZAR (R)	Oct. 23, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | R / shares								R 1.55
Dividends per share, ordinary shares | R / shares							R 1.55		R 2.27	R 0.94	R 1.47	R 0.75	R 3.21	R 2.22	R 0.22
Payment of contingent consideration liability | R													R (338)	R (108)	R 0
US1.25 billion facility - Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Draw down					R 15,210	$ 875
Maximum borrowing capacity | $																			$ 1,250
MAC Copper
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration paid													R 17,900			R 17,520	$ 1,010
MAC Copper | Citicorp International Limited
Disclosure of non-adjusting events after reporting period [line items]
Repayments of current borrowings			R 3,830	$ 223
MAC Copper | Glencore Operations Australia (Pty) Limited
Disclosure of non-adjusting events after reporting period [line items]
Payment of contingent consideration liability	R 1,290	$ 75
MAC Copper | US1.25 billion facility - Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $																		$ 1,250